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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07871

TD WATERHOUSE PLUS FUNDS, INC.
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005
(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:      212-908-7537

Date of fiscal year end:      October 31, 2004

Date of reporting period:      July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—9.2%
$2,000,000	Belford U.S. Capital Co., LLC, 1.37%, due 8/13/04 (Notes A, C)	1.37	$2,000,000
5,000,000	CORSAIR Trust I-1009, 1.38%, due 9/30/04 (Credit: General Eelectric Capital Corp.; JPMorgan Chase Bank)
	(Notes A, D)	1.38	5,000,000
6,685,000	LEAFs, LLC, 1.43%, due 8/20/04 (Credit: AIG) (Notes A, C)	1.43	6,685,000
8,000,000	Metropolitan Life Global Funding I, 1.50%, due 8/28/04 (Notes A, C)	1.50	8,000,000
7,000,000	Prestige Auto Receivables Trust Ser. 2004-1, Cl A-1, 1.77%, due 7/15/05 (GTY: FSA) (Note C)	1.77	7,000,000
10,000,000	RACERS Trust Ser. 2004-6-MM, 1.43%, due 8/23/04 (GTY: Lehman Bros. Holdings Inc.) (Notes A, C)	1.43	10,000,000

			38,685,000

	BROKER/DEALER OBLIGATIONS—10.5%
13,000,000	Goldman Sachs Group, Inc., 1.67%, due 9/15/04 (Notes A, C)	1.49	13,000,000
12,000,000	Merrill Lynch & Co., Inc., 1.34%, due 8/11/04 (Note A)	1.51	12,003,376
15,000,000	Morgan Stanley, 1.36%, due 8/4/04 (Note A)	1.36	15,000,000
4,000,000	Morgan Stanley, 1.43%, due 8/16/04 (Note A)	1.43	4,000,000

			44,003,376

	FINANCE & INSURANCE OBLIGATIONS—0.6%
2,300,000	Kokomo Grain Co., Inc., Ser. 2002-A, 1.54% (LOC: General Electric Capital Corp.) (Notes B, C)	1.54	2,300,000

	LOAN PARTICIPATIONS—6.2%
10,000,000	Cos-Mar Company, 1.47%, due 8/25/04 (GTY: General Electric Co.) (Notes A, D)	1.47	10,000,000
12,000,000	Luddite Associates, 1.30%, due 8/9/04 (GTY: Prudential Insurance Co. of America) (Note D)	1.30	12,000,000
4,000,000	Perseverance L.P., 1.30%, 8/9/04 (GTY: Prudential Insurance Co. of America) (Note D)	1.30	4,000,000

			26,000,000

	TOTAL CORPORATE OBLIGATIONS—26.5%		110,988,376

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—9.0%
5,000,000	Bank of New York Co., Inc., 1.47%, due 8/27/04 (Note A)	1.47	5,000,000
10,000,000	Bayerische Landesbank GZ, 1.44%, due 8/24/04 (Note A)	1.44	10,000,000
8,000,000	Royal Bank of Canada, 1.34%, due 8/10/04 (Note A)	1.34	8,000,000
10,000,000	Wells Fargo & Co., 1.35%, due 8/16/04 (Note A)	1.35	10,000,000
5,000,000	Westpac Banking Corp. NY, 1.41%, due 9/13/04 (Note A)	1.41	5,000,000

			38,000,000

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—3.6%
5,000,000	Canadian Imperial Bank of Commerce, 1.43%, due 8/16/04 (Note A)	1.15	5,000,000
10,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	10,000,000

			15,000,000

	DOMESTIC BANK SUPPORTED OBLIGATIONS—14.7%
2,065,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	2,065,000
2,000,000	ASC Mfg., Ltd. Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	2,000,000
1,240,000	Butler Cty. Surgical Properties, LLC, Adj. Rate Tax Secs., Ser. 1999, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	1,240,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003,
	1.48% (LOC: Fifth Third Bank) (Note B)	1.46	500,000
1,700,000	DBH Associates - Ohio LP Adj. Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	1,700,000
650,000	Dominican Sisters, St. Mary's of The Springs, Tax., Ser. 2000, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	650,000
1,500,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	1,500,000
4,000,000	Galloway Co., Tax., Ser. 2003, 1.62% (LOC: Bank One, N.A.) (Note B)	1.60	4,000,000
1,445,000	General Secretariat of the OAS, Tax., Ser. A, 1.48% (LOC: Bank of America, N.A.) (Note B)	1.46	1,445,000
2,000,000	Kern Water Bank Auth., Ser. 2003B (Taxable), 1.50% (LOC: Wells Fargo Bank, N.A.) (Note B)	1.48	2,000,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 1.50% (LOC: Wells Fargo Bank, N.A.) (Note B)	1.48	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 1.48% (LOC: Wachovia Bank, N.A.) (Note B)	1.48	15,000,000
4,000,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003, 1.53% (LOC: Bank One, N.A.) (Note B)	1.51	4,000,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	2,000,000
5,485,000	New Plaza Management, LLC, Ser. 2003, 1.52% (LOC: U.S. Bank, N.A.) (Note B)	1.50	5,485,000
3,850,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 1.53% (LOC: Bank One, N.A.) (Note B)	1.51	3,850,000

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$1,200,000	R.M.D. Corp. Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	$1,200,000
2,000,000	Royce G. Pullman M & A, LLC Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	2,000,000
1,400,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 1.48% (LOC: Bank of America, N.A.) (Note B)	1.46	1,400,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 1.53% (LOC: Bank of America, N.A.) (Note B)	1.51	1,100,000
1,500,000	South Central Communications Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.43% (LOC: Fifth Third Bank) (Note B)	1.41	1,500,000
2,400,000	The Garlands of Barrington Lenders Inc. Tax., Ser. 2002B, 1.49% (LOC: Bank One, N.A.) (Note B)	1.47	2,400,000
2,795,000	The Scranton Times, L.P., Var. Rate Term Notes, Ser. 1997, 1.43% (LOC: PNC Bank, N.A.) (Note B)	1.43	2,795,000
680,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser 2002, 1.48% (LOC: Fifth Third Bank) (Note B)	1.46	680,000

			61,510,000

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—3.6%
5,000,000	Deutsche Bank AG, 1.37%, due 8/5/04	1.25	5,000,066
10,000,000	Societe Generale, 1.42%, due 8/31/04	1.25	10,001,388

			15,001,454

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.5%
5,000,000	Banco Bradesco S.A. Grand Cayman Branch, 1.87% (LOC: Calyon NY)	1.87	4,965,056
8,000,000	Banco Continental de Panama, S.S., Ser. A, 1.97% (LOC: Calyon NY)	1.97	7,916,367
3,000,000	Brooksby Village, Inc., Ser. 2002, 1.50% (LOC: LaSalle Bank, N.A.) (Note B)	1.48	3,000,000
2,000,000	HBOS Treasury Services PLC, 1.28%, due 8/20/04 (GTY: Bank of Scotland) (Note A)	1.28	2,000,000
5,000,000	HBOS Treasury Services PLC, 1.35%, due 9/02/04 (GTY: Bank of Scotland) (Note A)	1.35	5,000,000
8,500,000	HBOS Treasury Services PLC, 1.58%, due 9/24/04 (GTY: Bank of Scotland) (Note A)	1.58	8,500,000

			31,381,423

	TOTAL BANK OBLIGATIONS—38.4%		160,892,877

	TAXABLE MUNICIPAL OBLIGATIONS
3,000,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.) Ser. 2003, 1.48% (LOC: Bank of America, N.A.)
	(Note B)	1.48	3,000,000
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB, Ser. 2003B (Surtec, Inc. Proj.), 1.63% (LOC: Comerica
	Bank) (Note B)	1.61	1,800,000
4,500,000	California PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 1.32% (GTY: BP Amoco PLC)
	(Notes B, C)	1.32	4,500,000
895,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. G-2 (Valencia Villiage Apts.) 1.58% (Credit: FNMA) (Note B)	1.56	895,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds 2000 Ser. E-2 (Waterford Pointe Apts.), 1.59% (Credit: FNMA) (Note B)	1.57	1,050,000
900,000	Greenville (S.C.) Memorial Auditorium Dist. Pub. Facs. Corp., Tax. COP (Bi-Lo Center Proj.) Ser. 1998C,
	1.58% (LOC: Bank of America, N.A.) (Note B)	1.56	900,000
3,900,000	Illinois DFA, IDRB (MZG Assoc. LLC Proj.), Tax. Ser. 2000, 1.55% (LOC: FHLB) (Note B)	1.53	3,900,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 1.34% (Credit: Bank of America NT
	& SA; MBIA) (Note B)	1.32	1,120,000
9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003B, 1.48% (Credit: FGIC; Bank of
	America, N.A.) (Note B)	1.46	9,000,000
500,000	Maryland Health & HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 1.45% (LOC:
	Wachovia Bank, N.A) (Note B)	1.45	500,000
4,773,000	New York State Power Auth. Ser. 3, 1.32%	1.32	4,772,475
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj. Tax. Rev. Bonds 2003, Ser. A, 1.33% (LOC:
	JPMorgan Chase Bank) (Note B)	1.31	11,250,000
5,000,000	Texas Public Fin. Auth. Unemployment Compensation Obligation Assessment Ser. 2003 C-1, 1.32% (LIQ:
	Texas (State of))	1.32	5,000,000
2,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds Ser. 2004, 1.45% (LOC: Bank of
	America, N.A.) (Note B)	1.43	2,000,000
10,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, 1.34% (LOC: Landesbank Hessen-
	Thueringen GZ)	1.34	9,998,883

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—14.3%		59,686,358

	U.S. GOVERNMENT AGENCY OBLIGATIONS
8,355,800	FNMA Mortgage-Backed Discount Notes (Pool 760124), due 10/1/04	1.33	8,337,182
5,000,000	FNMA Mortgage-Backed Discount Notes (Pool 760105), due 12/1/04	1.38	4,976,956
4,262,000	FNMA Mortgage-Backed Discount Notes (Pool 760407), due 5/2/05	2.11	4,194,774
15,000,000	FNMA Notes, (Callable 7/7/04) 1.55%, due 5/4/05 (Note E)	1.55	15,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—7.8%		32,508,912

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

REPURCHASE AGREEMENT—13.5%
$56,416,000	Bank of America
• 1.37%, dated 7/31/04, due 8/2/04 in the amount of $56,422,441
• fully collateralized by U.S. Government securities,
	coupon 5.00%, maturity 3/1/34, value $57,544,320	1.03	$56,416,000

	TOTAL INVESTMENTS (Cost $420,492,523)—100.5%		420,492,523

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.5)%		(2,133,931)

	NET ASSETS—100.0%		$418,358,592

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2004 .Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2004, these securities amounted to $53,485,000 or 12.8% of net assets.

(D)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. At July 31, 2004 , the value of these securities amounted to $31,000,000 representing 7.4% of net assets.

(E)	Security may be called at issuer's option prior to maturity date.

AIG	American International Group
COP	Certificates of Participation
CP	Commercial Paper
DFA	Development Finance Authority
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GTY	Guarantee
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Commission
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*             /s/ George O. Martinez, President

Date      September 17, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ George O. Martinez, President

Date      September 17, 2004

By (Signature and Title)*             /s/ Christopher Salfi, Treasurer

Date      September 17, 2004

* Print the name and title of each signing officer under his or her signature.